Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) Cash_Generating_Units	Dec. 31, 2020 KRW (₩) Cash_Generating_Units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	₩ 735,969	₩ 903,893
Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	7	7
Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	3	3
Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	5	4
Others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	17	16
POSCO VST Co., Ltd. [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO VST CO., LTD.
Goodwill	₩ 36,955	₩ 36,955
Others [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 12,542	12,498
Others [member] | Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 27,925	₩ 9,445
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	8.14%	6.92%
Terminal growth rate	2.00%	1.90%
Impairment loss on goodwill	₩ 184,770
Discount rate increase	0.50%
Value in use decrease due to increase in discount rate	5.97%
Terminal growth rate decrease	0.50%
Value in use decrease due to decrease in terminal growth rate	2.78%
Value in use decrease due to increase in discount rate, amount	₩ 188,559
Value in use decrease due to decrease in terminal growth rate, amount	₩ 87,806
Pre tax discount rate	10.56%	8.77%
POSCO INTERNATIONAL CORPORATION [Member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation(*1)
Goodwill	₩ 578,046	₩ 762,816
GRAIN TERMINAL HOLDING PTE. LTD | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	GRAIN TERMINAL HOLDING PTE. LTD.
Goodwill	₩ 21,516	23,726
PT. Bio Inti Agrindo [member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	PT. Bio Inti Agrindo
Goodwill	₩ 7,468	6,955
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENGINEERING & CONSTRUCTION CO., LTD.
Goodwill	₩ 24,868	24,868
POSCO Center Beijing [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Center Beijing
Goodwill	₩ 178	159
POSCO ENERGY CO., LTD. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENERGY CO., LTD.
Goodwill	₩ 26,471	₩ 26,471